Schedule of Reconciliation of Income Taxes Computed at U.S. Federal Statutory Income Tax Rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal income taxes at statutory rate					$ (6,711,527)
State and local income tax, net of federal benefit					30,272
Permanent tax adjustments
Pre-IPO Income					3,677,549
Noncontrolling interest					1,700,704
FMV of Warrant					(53,088)
Remeasurement of TRA
Change in valuation allowance					1,386,362
Other
Income tax expense (benefit)	$ 28,655		$ 36,441		$ 30,272